RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
Northern Genesis Acquisition Corp II [Member]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2.  RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Common stock subject to possible redemption. The Company previously determined the Common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Common stock subject to possible redemption, resulting in the Common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Common stock.

The impact of the restatements on the Company’s financial statements is reflected in the following tables.

	As Previously
	Reported	Adjustment	Restated
Balance Sheet as of January 15, 2021
Common stock subject to redemption	$365,248,533	$48,751,367	$414,000,000
Common stock shares	$1,523	$(488)	$1,035
Additional paid-in capital	$6,415,718	$(6,415,718)	$—
Accumulated deficit	$(1,417,236)	$(42,335,161)	$(43,752,397)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(48,751,367)	$(43,751,362)

Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	As Previously Reported	Adjustment	As Restated
Sale of 41,400,000 Units, net of underwriting discounts	$371,629,911	$(371,629,911)	$—
Initial value of common stock subject to possible redemption at IPO date	(365,248,633)	365,248,633	—
Change in value of common stock subject to redemption	6,295,969	(6,295,969)	—
Accretion for common stock to redemption amount	—	(42,359,126)	(42,359,126)
Total stockholders’ equity (deficit)	5,000,005	(42,455,398)	(37,455,393)

Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021
Change in value of common stock subject to redemption	$42,455,398	$(42,455,398)	$—
Total stockholders’ equity	(50,666,168)	—	(50,666,168)

In connection with the change in presentation for common stock subject to redemption, the Company also restated its income (loss) per share. The impact of this restatement on the Company’s financial statements is reflected in the following table:

	Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	Basic and diluted net loss per share, Class A common stock	Basic and diluted weighted average shares outstanding, Class B common stock subject to possible redemption	Basic and diluted net loss per share, Class B common stock
For the three months ended, September 30, 2021
As Previously Reported	51,750,000	$0.22	—	$—
As Restated	41,400,000	$0.22	10,350,000	$0.22
For the nine months ended, September 30, 2021
As Previously Reported	48,906,593	$0.09	—	$—
As Restated	39,125,275	$0.08	10,275,824	$0.08